STOCK-BASED COMPENSATION - Vallon - 10-K - Restricted Stock Unit Activity (Details) - RSUs	12 Months Ended
Dec. 31, 2022 shares
Shares
Ending balance, outstanding (in shares)	0
Vallon Pharmaceuticals, Inc.
Shares
Beginning balance, outstanding (in shares)	0
Awards granted (in shares)	6,267
Vested and settled (in shares)	(314)
Expired/forfeited/canceled (in shares)	(5,953)
Ending balance, outstanding (in shares)	0